UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06053
Morgan Stanley Insured Municipal Bond Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Insured Municipal Bond Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

	Tax-Exempt Municipal Bonds (149.9%)
	Alaska (2.4%)
$1,400	Alaska Industrial Development & Export Authority, Snettisham Hydroelectric 1st Ser 1998 (AMT) (AMBAC Insd)	5.00%	01/01/27		$1,308,846

	Arizona (0.5%)
290	State of Arizona, Ser 2008 A (COPs) (AGM Insd)	5.00	09/01/26		300,724

	California (32.9%)
485	Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)	0.00	08/01/36		89,235
220	Alvord Unified School District, Ser 2007 A (AGM Insd)	5.00	08/01/24		231,964
4,000	Anaheim Public Financing Authority, Electric System Ser 2007 A (NATL-RE Insd)	4.50	10/01/37		3,668,680
215	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/26		91,992
420	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/31		129,406
550	California State Department of Water Resources, Power Supply Ser 2008 H (AGM Insd)	5.00	05/01/22		597,294
1,000	City & County of San Francisco, Refg Laguna Honda Hospital Ser 2008 R-3 (AGC Insd) (b)	5.00	06/15/28		1,024,230
105	Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (a)	0.00	08/01/29		32,154
2,120	Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (a)	0.00	08/01/43		221,519
1,000	Eastern Municipal Water District, Water & Sewer Refg, Ser 2006 A (COPs) (NATL-RE Insd)	5.00	07/01/32		1,008,700
120	El Segundo Unified School District, Election of 2008 Ser 2009 A (a)	0.00	08/01/31		30,895
460	El Segundo Unified School District, Election of 2008 Ser 2009 A (a)	0.00	08/01/32		111,191
2,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38		1,726,500
1,000	Los Angeles Department of Water & Power, 2004 Ser C (NATL-RE Insd) (b)	5.00	07/01/25		1,045,257
1,000	Los Angeles Unified School District, Ser 2006 F (FGIC Insd)	5.00	07/01/30		1,016,980
300	Menifee Union School District, 2008 Election Ser C (AGC Insd) (a)	0.00	08/01/35		59,127
250	Oakland Joint Powers Financing Authority, Oakland Administration Buildings, Ser 2008 B (AGC Insd)	5.00	08/01/23		261,523
1,785	Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (a)	0.00	08/01/37		301,594
55	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/21	(c)	61,236
445	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/21		435,410
705	Poway Unified School District, School Facilities Improvement District No. 2007-1, 2008 Election Ser A (a)	0.00	08/01/28		226,940
760	Poway Unified School District, School Facilities Improvement District No. 2007-1, 2008 Election Ser A (a)	0.00	08/01/31		195,670
1,000	Sacramento Regional County Sanitation District, Ser 2006 (NATL-RE & FGIC Insd)	5.00	12/01/28		1,034,500
4,245	San Bernardino Community College District, Election 2008 Ser B (a)	0.00	08/01/44		428,151
140	San Rafael City High School District, Election Ser 2002 B (NATL-RE & FGIC Insd) (a)	0.00	08/01/25		57,173
2,205	University of California, Ser 2007-J (AGM Insd) (b)	4.50	05/15/31		2,170,609

Morgan Stanley Insured Municipal Bond Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$1,795	University of California, Ser 2007-J (AGM Insd) (b)	4.50%		05/15/35	$1,725,797
525	Yosemite Community College District, Ser 2008 C (AGM Insd) (a)	0.00		08/01/22	278,413

					18,262,140

	Colorado (3.1%)
1,000	Arkansas River Power Authority, Power Ser 2006 (XLCA Insd)	5.25		10/01/40	885,140
1,000	Denver Convention Center Hotel Authority, Refg Ser 2006 (XLCA Insd)	5.00		12/01/30	851,250

					1,736,390

	Connecticut (0.5%)
275	Connecticut State Health & Educational Facility Authority, Authority Quinnipiac University Ser 2007 K-1 (NATL-RE Insd)	5.00		07/01/24	286,696

	District of Columbia (5.0%)
460	District of Columbia, Income Tax, Ser 2009 A (b)	5.25		12/01/27	506,321
260	District of Columbia, Ser 2008 E (BHAC Insd) (b)	5.00		06/01/26	275,596
260	District of Columbia, Ser 2008 E (BHAC Insd) (b)	5.00		06/01/27	275,596
520	District of Columbia, Ser 2008 E (BHAC Insd) (b)	5.00		06/01/28	551,192
1,000	District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC Insd)	5.00		02/01/31	906,950
245	District of Columbia Water & Sewer Authority, Refg Sub-Lien Ser 2008 A (AGC Insd)	5.00		10/01/28	254,770

					2,770,425

	Florida (16.9%)
1,000	Broward County Educational Facilities Authority, Nova Southeastern University Ser 2006 (AGC Insd)	5.00		04/01/31	1,009,440
2,000	Broward County School Board, Ser 2001 A (COPs) (AGM Insd)	5.00		07/01/26	2,017,620
1,500	City of Jacksonville Excise Tax, Ser 2003 C (AMT) (NATL-RE Insd)	5.25		10/01/19	1,516,845
2,000	City of Miami Beach, Water & Sewer Ser 2000 (AMBAC Insd)	5.75		09/01/25	2,048,720
500	City of Port St Lucie, Utility System Refg Ser 2009 (AGC Insd)	5.00		09/01/29	505,895
1,000	County of Miami-Dade, Ser 2005 A (NATL-RE Insd) (a)	0.00	(d)	10/01/30	721,860
400	Miami-Dade County Educational Facilities Authority, University of Miami Ser 2008 A (CR) (BHAC Insd)	5.50		04/01/38	415,640
280	Mid-Bay Bridge Authority, Refg Ser 2008 A (AGC Insd)	5.00		10/01/27	295,915
350	Palm Beach County Solid Waste Authority, Ser 2009 (BHAC Insd)	5.50		10/01/23	394,649
480	Tampa Sports Authority, Sales Tax Refg Ser 2005 (AGM Insd)	5.00		01/01/26	495,605

					9,422,189

	Idaho (0.9%)
455	Idaho Housing & Finance Association, Federal Highway Trust Ser 2008 A (RANs) (AGC Insd)	5.25		07/15/25	496,332

	Illinois (15.4%)
1,500	Chicago Park District, Harbor Ser 2003 C (AMBAC Insd)	5.00		01/01/24	1,575,015
295	Chicago Transit Authority, Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)	5.25		06/01/25	312,243
2,000	City of Chicago, O’Hare Int’l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd)	5.375		01/01/32	1,923,960
1,350	City of Chicago, Project & Refg Ser 2007 A (FGIC & AGM Insd) (CR) (b)(e)	5.00		01/01/37	1,357,790

Morgan Stanley Insured Municipal Bond Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$210	De Kalb County Community Unit School District No. 428, Ser 2008 (AGM Insd)	5.00%	01/01/24	$225,311
365	Illinois Finance Authority, Northwestern Memorial Hospital, Ser 2009 B	5.75	08/15/30	399,485
1,000	Illinois Finance Authority, Swedish American Hospital, Ser A (AMBAC Insd)	5.00	11/15/31	924,920
1,180	Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insd) (a)	0.00	02/01/27	487,682
1,300	State of Illinois, Ser 2000 (NATL-RE Insd)	5.75	12/01/18	1,348,867

				8,555,273

	Iowa (1.4%)
405	State of Iowa, IJOBS Program Ser 2009 A (b)(e)	5.00	06/01/25	440,084
305	State of Iowa, IJOBS Program Ser 2009 A (b)(e)	5.00	06/01/26	329,778

				769,862

	Kansas (0.7%)
140	Kansas Development Finance Authority Hospital Revenue, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50	11/15/29	147,687
235	Wyandotte County-Kansas City Unified Government, Utility System Improvement, Ser 2009 A (BHAC Insd)	5.25	09/01/34	246,588

				394,275

	Kentucky (0.7%)
360	Kentucky State Property & Buildings Commission, Refg. Project No. 93 Ser 2009 (AGC Insd)	5.25	02/01/28	388,940

	Massachusetts (4.9%)
500	Massachusetts Health & Educational Facilities Authority, Boston College Ser M-2	5.50	06/01/30	590,555
1,435	Massachusetts Health & Educational Facilities Authority, Harvard University Ser A (b)	5.50	11/15/36	1,593,170
465	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser O (b)	5.50	07/01/36	515,996

				2,699,721

	Michigan (4.4%)
275	City of Detroit Water Supply System, Refg Ser 2006 C (AGM Insd)	5.00	07/01/26	277,393
1,500	County of Wayne, Detroit Metropolitan Wayne County Airport Refg Ser 2002 D (AMT) (NATL-RE & FGIC Insd)	5.50	12/01/17	1,524,705
285	Ferris State University, Refg Ser 2008 (AGM Insd)	4.50	10/01/23	291,458
320	Wayne State University, Refg Ser 2008 (AGM Insd)	5.00	11/15/29	333,619

				2,427,175

	Minnesota (1.8%)
1,000	City of Minneapolis, Fairview Health Ser 2005 D (AMBAC Insd)	5.00	11/15/30	993,530

	Nevada (1.9%)
1,000	State of Nevada, Capital Improvement & Cultural Affairs Ser 2008 C (AGM Insd) (b)	5.00	06/01/26	1,040,583

	New Hampshire (0.9%)
495	New Hampshire Health & Education Facilities Authority, University System of New Hampshire Ser 2001 (AMBAC Insd)	5.125	07/01/33	498,168

	New Jersey (2.7%)
265	New Jersey Economic Development Authority, School Facilities Construction Ser N-1 (AMBAC Insd)	5.50	09/01/24	299,802

Morgan Stanley Insured Municipal Bond Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$645	New Jersey St Housing & Mortgage Finance Agency, Home Buyer Ser 2000 CC (AMT) (NATL-RE Insd)	5.875%	10/01/31	$648,122
1,290	New Jersey Transportation Trust Fund Authority, Ser 2006 C (AGC Insd) (a)	0.00	12/15/26	536,963

				1,484,887

	New York (14.0%)
1,000	Long Island Power Authority, Ser 2004 A (AMBAC Insd)	5.00	09/01/34	1,011,390
2,000	Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 B (NATL-RE Insd)	5.50	07/01/20	2,156,540
1,145	New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00	01/01/31	1,092,089
1,000	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd)	5.00	03/01/46	904,410
2,000	New York State Dormitory Authority, Memorial Sloan Kettering 2003 Ser I (NATL-RE Insd)	5.00	07/01/24	2,079,140
500	New York State Dormitory Authority, Mental Health Services Facilities Improvement Ser A (AGM Insd)	5.00	02/15/27	527,910

				7,771,479

	Ohio (5.4%)
2,500	American Municipal Power-Ohio Inc, Prairie State Energy Campus Ser 2008 A (AGC Insd) (b)	5.25	02/15/33	2,601,561
725	City of Cleveland, Public Power System Ser 2008 B-1 (NATL-RE Insd) (a)	0.00	11/15/26	329,346
80	Ohio State Water Development Authority, Ser 2009 A	5.875	06/01/33	87,120

				3,018,027

	Pennsylvania (4.1%)
155	City of Philadelphia, Ser 2009 B (AGC Insd)	7.125	07/15/38	174,721
1,000	Philadelphia School District, Ser 2008 E (BHAC Insd)	5.125	09/01/23	1,089,180
1,000	Southeastern Pennsylvania Transportation Authority, Ser 1999 A (NATL-RE & FGIC Insd)	5.25	03/01/18	1,013,110

				2,277,011

	Puerto Rico (0.5%)
260	Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00	08/01/39	273,099

	South Carolina (1.8%)
1,000	South Carolina State Public Service Authority, Santee Cooper Ser 2006 A (NATL-RE Insd)	5.00	01/01/36	1,026,490

	Texas (15.8%)
500	City of Houston, Combined Utility First Lien Refg 2004 Ser A (NATL-RE & FGIC Insd)	5.25	05/15/23	527,900
675	City of Houston, Hotel Occupancy Ser 2001 B (CR) (AGM & AMBAC Insd) (a)	0.00	09/01/25	293,699
2,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Ser 2001 A (AMT) (NATL-RE Insd)	5.50	11/01/31	2,012,760
175	Friendswood Independent School District, Schoolhouse Ser 2008 (PSF-GTD)	5.00	02/15/27	189,498
385	Harris County Health Facilities Development Corp., TECO Project Ser 2008 (AGC Insd)	5.25	11/15/23	415,061
275	Houston Community College System, Senior Lien Student Fee Ser 2008 (AGM Insd)	5.00	04/15/25	293,414
285	Humble Independent School District, Unlimited Tax School Building Ser 2008 A (AGC Insd)	5.00	02/15/26	304,232

Morgan Stanley Insured Municipal Bond Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$1,000	Lower Colorado River Authority, Refg Ser 2004 A (NATL-RE & FGIC Insd)	5.00%	05/15/25	$1,008,910
1,500	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)	0.00	01/01/28	540,240
320	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)	0.00	01/01/31	94,416
1,265	Texas State Turnpike Authority, First Tier Ser 2002 (CR) (BHAC & AMBAC Insd) (a)	0.00	08/15/27	520,168
2,500	University of Houston, Ser 2008 (AGM Insd) (b)	5.00	02/15/33	2,566,284

				8,766,582

	Virginia (3.6%)
2,000	City of Norfolk, Water Ser 1995 (NATL-RE Insd)	5.875	11/01/20	2,003,920

	Washington (7.7%)
950	Grant County Public Utility District No. 2 Priest Rapids, Wanapum Hydroelectric 2005 Ser A (NATL-RE & FGIC Insd)	5.00	01/01/34	960,697
1,485	Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00	12/01/23	1,488,668
800	State of Washington, Motor Vehicle Fuel Tax, Ser 2004 F (AMBAC Insd) (a)	0.00	12/01/29	312,792
705	State of Washington, Various Purpose Ser 2010 A (b)	5.00	08/01/29	752,870
740	State of Washington, Various Purpose Ser 2010 A (b)	5.00	08/01/30	790,247

				4,305,274

	Total Tax-Exempt Municipal Bonds (Cost $82,813,117)			83,278,038

NUMBER OF
SHARES (000)
	Short-Term Investment (2.9%)
	Investment Company
1,624	Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class (Cost $1,624,038)(f)		1,624,038

	Total Investments (Cost $84,437,155) (g)(h)	152.8%	84,902,076
	Other Assets in Excess of Liabilities	1.4	777,566
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.18% to 0.25% at January 31, 2010 and contractual maturities of collateral ranging from 06/01/25 to 01/01/37 (i)	(21.5)	(11,950,000)
	Preferred Shares of Beneficial Interest	(32.7)	(18,150,000)

	Net Assets Applicable to Common Shareholders	100.0%	$55,579,642

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

CR	Custodial Receipts.

PSF	Texas Permanent School Fund Guarantee Program.

RANs	Revenue Anticipation Notes.

(a)	Capital appreciation bond.

(b)	Underlying security related to inverse floater entered into by the Trust.

(c)	Prefunded to call date shown.

(d)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(e)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,375,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(f)	The Trust invests in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class.

(g)	Securities have been designated as collateral in connection with inverse floating rate municipal obligations.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Insured Municipal Bond Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

(i)	Floating rate note obligations related to securities held – The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2010, Trust investments with a value of $19,562,961 are held by the Dealer Trusts and serve as collateral for the $11,950,000 in floating rate note obligations outstanding at that date.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

NATL-RE	National Public Finance Guarantee Corporation.

XLCA	XL Capital Assurance Inc.

Morgan Stanley Insured Municipal Bond Trust*
Notes to the Portfolio of Investments ▪ January 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
     • Level 1 — unadjusted quoted prices in active markets for identical investments
     • Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     • Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKET FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Assets
Tax-Exempt Municipal Bonds	$83,278,038	—	$83,278,038	—
Short-Term Investment — Investment Company	1,624,038	$1,624,038	—	—

Total	$84,902,076	$1,624,038	$83,278,038	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Trust would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Trust”). Pursuant to the Plan, shareholders of the Trust would become shareholders of the New Trust, receiving shares of such New Trust equal to the value of their holdings in the Trust. The Plan is subject to the approval of the Trust’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Insured Municipal Bond Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010